WARRANTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended
	Mar. 26, 2012	Dec. 31, 2013	Feb. 14, 2014	Feb. 07, 2014	Jun. 24, 2013	Jun. 24, 2011	Jun. 27, 2011	Feb. 28, 2011	Dec. 31, 2014	Jan. 08, 2014	Jun. 24, 2014	Dec. 31, 2012 class_warrant
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants (in shares)								14,000,000
Exercise price of warrants									$ 12.00
Redemption price of warrants	$ 0.01
Share price									$ 7.92
Number of trading days	20 days
Consecutive trading day period	30 days
Number of warrants outstanding (in shares)		14,000,000							581,807
Converted instrument, options issued (in shares)		1,000,000
Conversion price		$ 12.00
Warrant exchange
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding (in shares)				15,000,000
Warrant expiration date				Feb. 07, 2014
Number of warrants exchanged (in shares)				14,418,193
Shares issued (in shares)			1,441,813
Proceeds from warrant exercises			$ 52
Notes Payable | Directors
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants (in shares)										100,000
Exercise price of warrants		$ 12.00
Converted instrument, options issued (in shares)		1,000,000
Notes Payable | Directors | Warrant exchange
Class Of Warrant Or Right [Line Items]
Warrants authorized (in shares)										1,000,000
Convertible Debt Warrants
Class Of Warrant Or Right [Line Items]
Debt, principal amount		$ 500
Merger agreement
Class Of Warrant Or Right [Line Items]
Converted instrument, options issued (in shares)					100,000
Minimum
Class Of Warrant Or Right [Line Items]
Share price	$ 12.50
Minimum | Merger agreement
Class Of Warrant Or Right [Line Items]
Exercise price of warrants					7.50						$ 7.50
Redemption price of warrants					12.50						$ 12.50
Maximum | Merger agreement
Class Of Warrant Or Right [Line Items]
Exercise price of warrants					12.00						$ 12.00
Redemption price of warrants					15.00						$ 15.00
Trio Merger Corp.
Class Of Warrant Or Right [Line Items]
Exercise price of warrants								$ 7.50
Warrants issued in private sale (in shares)								6,500,000
Warrants issued in initial public offering (in shares)								600,000
Units sold in initial public offering (in shares)						6,000,000
Additional units sold (in shares)							900,000
Number of warrants outstanding (in shares)										581,807
Former SAE
Class Of Warrant Or Right [Line Items]
Exercise price of warrants									$ 0.01
Number of classes of liability warrants												2
Liability warrants, convertible common stock percentage												2.00%
Former SAE | Lenders
Class Of Warrant Or Right [Line Items]
Liability warrants, convertible common stock percentage									1.00%
Former SAE | Remaining warrants
Class Of Warrant Or Right [Line Items]
Liability warrants, convertible common stock percentage									1.00%